Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Supplement [Text Block]	pt_SupplementTextBlock
Important Notice Regarding Change in Investment Policy

PROSHARES TRUST

ProShares Ultra FTSE Europe

ProShares UltraShort FTSE Europe

Supplement dated August 30, 2016

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2015, each as supplemented or amended

This Supplement replaces the Supplement dated August 22, 2016.

Effective September 1, 2016, all references to the FTSE Developed Europe Index® are removed and replaced with references to the FTSE Developed Europe All Cap Index.

The description of each Fund’s index will be as follows:

The Index is a free float-adjusted marketcap weighted index representing the performance of large, mid and small cap companies in Developed European markets, including the UK. As of July 29, 2016 the index is comprised of securities from the following 15 countries: Austria, Belgium/Luxembourg, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of July 29, 2016, the Index included companies with capitalizations between approximately $22.0 million and $248.0 billion. The average capitalization of the companies comprising the Index was approximately $7.0 billion. The Index is published under the Bloomberg ticker symbol “ACDER.”

Effective September 1, 2016, the following replaces the corresponding information in each Fund’s Summary Prospectus and Statutory Prospectus:

INVESTMENT RESULTS

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.

Annual Returns as of December 31 each year

UltraShort FTSE Europe

Best Quarter (ended 9/30/2011):  42.11%

Worst Quarter (ended 9/30/2010):  -36.82%

The year-to-date return as of the most recent quarter, which ended June 30, 2016, was -2.82%.

Ultra FTSE Europe

Best Quarter (ended 9/30/2013):  28.50%

Worst Quarter (ended 9/30/2011):  -45.77%

The year-to-date return as of the most recent quarter, which ended June 30, 2016, was -11.92%.

AVERAGE ANNUAL TOTAL RETURNS

UltraShort FTSE Europe

As of December 31, 2015	One Year	Five Year	Since Inception	Inception Date
Before Taxes	-7.67%	-23.84%	-30.61%	6/16/2009
After Taxes on Distributions	-7.67%	-23.84%	-30.61%	–
After Taxes on Distributions and Sale of Shares	-4.34%	-15.40%	-16.48%	–
FTSE Developed Europe Index *#	-1.91%	4.52%+	7.97%+	–
FTSE Developed Europe All Cap Index #	-1.25%	4.85%+	8.48%+	–

* On September 1, 2016, the Fund’s underlying index will change from the FTSE Developed Europe Index to the FTSE Developed Europe All Cap Index. This change will be made in order to match the Fund’s underlying index to its Investment Objective.

# Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

+ Hypothetical data results are based on criteria applied retroactively with the benefit of hindsight and knowledge of factors that may have positively affected its performance. Hypothetical data may not account for all financial and economic risk that may affect the actual performance of the Index. The hypothetical data does not represent results of actual decision-making during the period, does not include fees or expenses, and is not intended to indicate past performance or future performance of the Index.

Ultra FTSE Europe

As of December 31, 2015	One Year	Five Year	Since Inception	Inception Date
Before Taxes	-7.41%	2.68%	5.10%	4/27/2010
After Taxes on Distributions	-7.41%	2.68%	5.10%	–
After Taxes on Distributions and Sale of Shares	-4.20%	2.07%	3.99%	–
FTSE Developed Europe Index *#	-1.91%	4.52%+	5.47%+	–
FTSE Developed Europe All Cap Index #	-1.25%	4.85%+	5.90%+	–

* On September 1, 2016, the Fund’s underlying index will change from the FTSE Developed Europe Index to the FTSE Developed Europe All Cap Index. This change will be made in order to match the Fund’s underlying index to its Investment Objective.

# Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

+ Hypothetical data results are based on criteria applied retroactively with the benefit of hindsight and knowledge of factors that may have positively affected its performance. Hypothetical data may not account for all financial and economic risk that may affect the actual performance of the Index. The hypothetical data does not represent results of actual decision-making during the period, does not include fees or expenses, and is not intended to indicate past performance or future performance of the Index.

Effective September 1, 2016, the following is added to the Principal Risks section in each Fund’s Summary Prospectus and Statutory Prospectus:

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

ProShares Ultra FTSE Europe
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
Important Notice Regarding Change in Investment Policy

PROSHARES TRUST

ProShares Ultra FTSE Europe

Supplement dated August 30, 2016

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2015, each as supplemented or amended

This Supplement replaces the Supplement dated August 22, 2016.

Effective September 1, 2016, all references to the FTSE Developed Europe Index® are removed and replaced with references to the FTSE Developed Europe All Cap Index.

The description of each Fund’s index will be as follows:

The Index is a free float-adjusted marketcap weighted index representing the performance of large, mid and small cap companies in Developed European markets, including the UK. As of July 29, 2016 the index is comprised of securities from the following 15 countries: Austria, Belgium/Luxembourg, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of July 29, 2016, the Index included companies with capitalizations between approximately $22.0 million and $248.0 billion. The average capitalization of the companies comprising the Index was approximately $7.0 billion. The Index is published under the Bloomberg ticker symbol “ACDER.”

Effective September 1, 2016, the following replaces the corresponding information in each Fund’s Summary Prospectus and Statutory Prospectus:

INVESTMENT RESULTS

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.

Annual Returns as of December 31 each year

Ultra FTSE Europe

Best Quarter (ended 9/30/2013):  28.50%

Worst Quarter (ended 9/30/2011):  -45.77%

The year-to-date return as of the most recent quarter, which ended June 30, 2016, was -11.92%.

AVERAGE ANNUAL TOTAL RETURNS

Ultra FTSE Europe

As of December 31, 2015	One Year	Five Year	Since Inception	Inception Date
Before Taxes	-7.41%	2.68%	5.10%	4/27/2010
After Taxes on Distributions	-7.41%	2.68%	5.10%	–
After Taxes on Distributions and Sale of Shares	-4.20%	2.07%	3.99%	–
FTSE Developed Europe Index *#	-1.91%	4.52%+	5.47%+	–
FTSE Developed Europe All Cap Index #	-1.25%	4.85%+	5.90%+	–

* On September 1, 2016, the Fund’s underlying index will change from the FTSE Developed Europe Index to the FTSE Developed Europe All Cap Index. This change will be made in order to match the Fund’s underlying index to its Investment Objective.

# Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

+ Hypothetical data results are based on criteria applied retroactively with the benefit of hindsight and knowledge of factors that may have positively affected its performance. Hypothetical data may not account for all financial and economic risk that may affect the actual performance of the Index. The hypothetical data does not represent results of actual decision-making during the period, does not include fees or expenses, and is not intended to indicate past performance or future performance of the Index.

Effective September 1, 2016, the following is added to the Principal Risks section in each Fund’s Summary Prospectus and Statutory Prospectus:

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

ProShares UltraShort FTSE Europe
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pt_SupplementTextBlock
Important Notice Regarding Change in Investment Policy

PROSHARES TRUST

ProShares UltraShort FTSE Europe

Supplement dated August 30, 2016

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2015, each as supplemented or amended

This Supplement replaces the Supplement dated August 22, 2016.

Effective September 1, 2016, all references to the FTSE Developed Europe Index® are removed and replaced with references to the FTSE Developed Europe All Cap Index.

The description of each Fund’s index will be as follows:

The Index is a free float-adjusted marketcap weighted index representing the performance of large, mid and small cap companies in Developed European markets, including the UK. As of July 29, 2016 the index is comprised of securities from the following 15 countries: Austria, Belgium/Luxembourg, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of July 29, 2016, the Index included companies with capitalizations between approximately $22.0 million and $248.0 billion. The average capitalization of the companies comprising the Index was approximately $7.0 billion. The Index is published under the Bloomberg ticker symbol “ACDER.”

Effective September 1, 2016, the following replaces the corresponding information in each Fund’s Summary Prospectus and Statutory Prospectus:

INVESTMENT RESULTS

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.

Annual Returns as of December 31 each year

UltraShort FTSE Europe

Best Quarter (ended 9/30/2011):  42.11%

Worst Quarter (ended 9/30/2010):  -36.82%

The year-to-date return as of the most recent quarter, which ended June 30, 2016, was -2.82%.

AVERAGE ANNUAL TOTAL RETURNS

UltraShort FTSE Europe

As of December 31, 2015	One Year	Five Year	Since Inception	Inception Date
Before Taxes	-7.67%	-23.84%	-30.61%	6/16/2009
After Taxes on Distributions	-7.67%	-23.84%	-30.61%	–
After Taxes on Distributions and Sale of Shares	-4.34%	-15.40%	-16.48%	–
FTSE Developed Europe Index *#	-1.91%	4.52%+	7.97%+	–
FTSE Developed Europe All Cap Index #	-1.25%	4.85%+	8.48%+	–

* On September 1, 2016, the Fund’s underlying index will change from the FTSE Developed Europe Index to the FTSE Developed Europe All Cap Index. This change will be made in order to match the Fund’s underlying index to its Investment Objective.

# Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

+ Hypothetical data results are based on criteria applied retroactively with the benefit of hindsight and knowledge of factors that may have positively affected its performance. Hypothetical data may not account for all financial and economic risk that may affect the actual performance of the Index. The hypothetical data does not represent results of actual decision-making during the period, does not include fees or expenses, and is not intended to indicate past performance or future performance of the Index.

Effective September 1, 2016, the following is added to the Principal Risks section in each Fund’s Summary Prospectus and Statutory Prospectus:

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.